Exhibit 99.1

Citigroup Commercial Mortgage Trust 2020-GC46

Commercial Mortgage Pass-Through Certificates, Series 2020-GC46

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

German American Capital Corporation

Deutsche Bank Securities Inc.

Drexel Hamilton, LLC

Academy Securities, Inc.

3 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re:	Citigroup Commercial Mortgage Trust 2020-GC46 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2020-GC46 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 February 2020

Attachment A Page 1 of 17

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 46 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Citi Real Estate Funding Inc. (“CREFI”), Goldman Sachs Mortgage Company (“Goldman”) and German American Capital Corporation (“GACC,” together with CREFI and Goldman, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in February 2020 or, in the case of any mortgage loan that has its first due date subsequent to February 2020, if any, the date that would have been its due date in February 2020 under the terms thereof if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 17

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 17

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, CREFI, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that CREFI, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Sponsor and
b.	Carve-out Guarantor,

as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” or “Carve-out Guarantor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Due Date and
b.	Maturity Date/ARD Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 17

9.	Using the:
a.	First Due Date and
b.	First P&I Due Date,

as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Mortgage Loan(s) which have “Amortizing,” “Amortizing – ARD” or “Fully Amortizing” for the “Amortization Type” characteristic, as shown on the Final Data File (each, an “Amortizing Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service Payment,

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 17

11.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	First Due Date,
e.	Maturity Date/ARD Date,
f.	Mortgage Loan Rate (%) and
g.	Monthly Debt Service Payment,

as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan (the “Cut-off Date Balance ($)”),
ii.	The Cut-off Date of each Underlying Property (the “Allocated Cut-off Date Balance (multi-property)”),
iii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms thereof if a monthly payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	The “Maturity Date/ARD Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

Attachment A Page 6 of 17

12. (continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Balloon Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date/ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Payment,” as shown on the Final Data File, on the “Maturity Date/ARD Date.”

For any Mortgage Loan that has its “First Due Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($),” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Due Date,
d.	Mortgage Loan Rate (%),
e.	Monthly Debt Service Payment and
f.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the “Monthly Debt Service Payment” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Reporting Period Scheduled Interest Amount”) and that is principal (the “Reporting Period Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Reporting Period Scheduled Interest Amount” and “Reporting Period Scheduled Principal Amount” characteristics.

Using the:

a.	Reporting Period Scheduled Interest Amount and
b.	Reporting Period Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 17

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein) to recalculate the:
a.	Aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and
b.	Aggregate principal balance of the related Companion Loan(s) as of the maturity date of the related Whole Loan (as defined herein) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Pari Passu Companion Loan Balloon Balance (Non-trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the related Whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics.

15.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service (Non-trust)”) as the product of:
a.	The “Pari Passu Companion Loan Monthly Debt Service (Non-trust),” as shown on the Final Data File, and
b.	12.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service (Non-trust)” characteristic.

Attachment A Page 8 of 17

16.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Fee Rate (%),

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR – Initial (x),
ii.	Underwritten NOI DSCR – After IO Period (x),
iii.	Underwritten NCF DSCR – Initial (x),
iv.	Underwritten NCF DSCR – After IO Period (x),
v.	2016 NCF DSCR,
vi.	2017 NCF DSCR,
vii.	2018 NCF DSCR,
viii.	Most Recent NCF DSCR,
ix.	2016 NOI Debt Yield,
x.	2017 NOI Debt Yield,
xi.	2018 NOI Debt Yield,
xii.	Most Recent NOI Debt Yield,
xiii.	Unadjusted Cut-off Date LTV Ratio,
xiv.	Cut-off Date LTV Ratio (%),
xv.	Unadjusted Maturity Date LTV Ratio,
xvi.	LTV Ratio at Maturity (%),
xvii.	Debt Yield on Underwritten Net Operating Income (%),
xviii.	Debt Yield on Underwritten Net Cash Flow (%),
xix.	% of Initial Pool Balance,
xx.	Annual Debt Service,
xxi.	Annual Trust Debt Service (Initial) and
xxii.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to Item xix. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through viii. above to two decimal places and the characteristics listed in ix. through xviii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 17

17. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service and
b.	Pari Passu Companion Loan Annual Debt Service (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR – Initial (x),
ii.	Underwritten NOI DSCR – After IO Period (x),
iii.	Underwritten NCF DSCR – Initial (x),
iv.	Underwritten NCF DSCR – After IO Period (x),
v.	2016 NCF DSCR,
vi.	2017 NCF DSCR,
vii.	2018 NCF DSCR and
viii.	Most Recent NCF DSCR

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Cut-off Date Balance ($) and
b.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	2016 NOI Debt Yield,
ii.	2017 NOI Debt Yield,
iii.	2018 NOI Debt Yield,
iv.	Most Recent NOI Debt Yield,
v.	Unadjusted Cut-off Date LTV Ratio,
vi.	Cut-off Date LTV Ratio (%),
vii.	Debt Yield on Underwritten Net Operating Income (%),
viii.	Debt Yield on Underwritten Net Cash Flow (%) and
ix.	Loan Per Unit ($)
characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Balloon Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

as shown on the Final Data File, to recalculate the:

i.	Unadjusted Maturity Date LTV Ratio and
ii.	LTV Ratio at Maturity (%)

characteristics.

Attachment A Page 10 of 17

18.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined herein),

we recalculated the aggregate principal balance as of the Cut-off Date of the subordinate companion loan(s) associated with any Mortgage Loan With Subordinate Debt (as defined herein) (the “B Note Cut-Off Date Balance”) and aggregate principal balance as of the maturity date or anticipated repayment date of the subordinate companion loan(s) associated with any Mortgage Loan With Subordinate Debt (the “B Note Balloon Balance”), assuming all scheduled payments of principal and/or interest on the subordinate companion loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “B Note Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the subordinate companion loan(s), excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) and/or Secondary Financing Documents on the maturity date or anticipated repayment date.

For any Mortgage Loan that is not a Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “B Note Cut-Off Date Balance” and “B Note Balloon Balance” characteristics.

Attachment A Page 11 of 17

19.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents,

and the applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus, we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt (as defined herein) (the “Mezzanine Debt Cut-Off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-Off Date Balance” characteristic.

Attachment A Page 12 of 17

20.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Amount,
d.	Cut-off Date Balance ($),
e.	Pari Passu Companion Loan Cut-off Date Balance (Non-trust),
f.	B Note Cut-Off Date Balance,
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	B Note Interest Rate,
l.	Annual Debt Service,
m.	Pari Passu Companion Loan Annual Debt Service (Non-trust),
n.	B Note Annual Payment,
o.	Interest Accrual Method and
p.	Original Interest-Only Period (Mos.),

as applicable, as shown on the Final Data File, the corresponding interest rates of any Companion Loan(s) associated with any Pari Passu Mortgage Loan, as shown in the applicable Data Source(s), and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-Off Date Balance,
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate,
v.	Whole Loan Monthly Payment (After IO),
vi.	Whole Loan Monthly Payment (Initial),
vii.	Whole Loan Annual Payment and
viii.	Whole Loan Annual Payment (Initial)

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” characteristics for any Pari Passu Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Final Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 13 of 17

20. (continued)

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” characteristics for the Parkmerced Mortgage Loan (as defined herein), which has the “Amortization Type” characteristic as “Interest Only” on the Final Data File, and which also has the “Interest Accrual Method” characteristic as “30/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (After IO)” and “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File and
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File.

For the purpose of comparing the “Whole Loan Monthly Payment (After IO)” characteristic for any Partial IO Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.),” as shown on the Final Data File, for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Whole Loan Monthly Payment (Initial)” characteristic for any Partial IO Pari Passu Mortgage Loan which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Payment (Initial)” as 1/12th of the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Annual Payment (Initial)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of the “Whole Loan Monthly Payment (Initial),” as shown on the Final Data File, and 12.

For the purpose of comparing the “Whole Loan Annual Payment” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of the “Whole Loan Monthly Payment (After IO),” as shown on the Final Data File, and 12.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through viii. above.

Attachment A Page 14 of 17

21.	Using the:
a.	Whole Loan Cut-Off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR,
ii.	Whole Loan NOI Debt Yield,
iii.	Whole Loan NCF Debt Yield and
iv.	Whole Loan LTV

of any Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iv. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

22.	Using the:
a.	Original Balance ($),
b.	Whole Loan Original Balance,
c.	Mezzanine Debt Original Amount,
d.	Cut-off Date Balance ($),
e.	Whole Loan Cut-Off Date Balance,
f.	Mezzanine Debt Cut-Off Date Balance,
g.	Mortgage Loan Rate (%),
h.	Whole Loan Interest Rate,
i.	Mezzanine Debt Interest Rate,
j.	Annual Debt Service,
k.	Whole Loan Annual Payment and
l.	Mezzanine Debt Annual Payment,

as applicable, as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-Off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 17

22. (continued)

For the purpose of this procedure for the Parkmerced Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to truncate the “Total Loan Interest Rate” characteristic to nine decimal places.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

23.	Using the:
a.	Total Loan Cut-Off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Total Loan DSCR,
ii.	Total Loan NOI Debt Yield,
iii.	Total Loan NCF Debt Yield and
iv.	Total Loan LTV

of any Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iv. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

24.	For any Mortgage Loan with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for the Mortgage Loans with a “Principal’s New Cash Contribution” of greater than “$0.00” on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 16 of 17

25.	For each Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

26.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

27.	For any Mortgage Loan with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 17

28.	For each Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

29.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• CBM Portfolio • Property Commerce Portfolio	Allocated Cut-off Date Balance (multi-property)	The “Allocated Cut-off Date Balance (multi-property)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined herein) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined herein)

• Superior Storage Portfolio • Midland Atlantic Portfolio • Brooklyn Multifamily Portfolio • Seaman Ave Multifamily Portfolio • St. Louis Industrial Portfolio • FL Self Storage Portfolio	Allocated Cut-off Date Balance (multi-property)	The “Allocated Cut-off Date Balance (multi-property)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document
• Walnut Manor and Fox Brook Apartments	Allocated Cut-off Date Balance (multi-property)	The “Allocated Cut-off Date Balance (multi-property)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable appraisal report Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 26

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Property Size	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report, Underwriter’s Summary Report, Ground Lease or Engineering Report
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A Page 2 of 26

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (%)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy Date (see Note 6)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration? If Yes, what % of Units?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date of Valuation (see Note 7)	Appraisal Report or Portfolio Appraisal Report
As-is Appraised Value	Appraisal Report or Portfolio Appraisal Report
As-is Date of Valuation	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N) (see Note 1)	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 8)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 10)	Environmental Insurance Certificate
Seismic Report Date (see Notes 1 and 11)	Seismic Report
PML or SEL (%) (see Notes 1 and 11)	Seismic Report
Earthquake Insurance Required (see Notes 1 and 11)	Seismic Report
Blanket Insurance Policy (Yes/No) (see Note 10)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
Flood Zone (see Note 12)	Insurance Review Document, Engineering Report or http://www.floodmaps.com/zones.htm

Exhibit 2 to Attachment A Page 3 of 26

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Largest Tenant Lease Expiration (see Notes 1 and 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Third Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fourth Largest Tenant Lease Expiration (see Note 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Fifth Largest Tenant Lease Expiration (see Notes 1 and 14)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Exhibit 2 to Attachment A Page 4 of 26

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

2016 EGI Date	Underwriter’s Summary Report
2016 EGI	Underwriter’s Summary Report
2016 Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 EGI Date	Underwriter’s Summary Report
2017 EGI	Underwriter’s Summary Report
2017 Expenses	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 EGI Date	Underwriter’s Summary Report
2018 EGI	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
Most Recent Date	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description (if past 2018)	Underwriter’s Summary Report
Most Recent EGI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2018) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 16)	Underwriter’s Summary Report
RevPAR ($) (see Note 16)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 26

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 26

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Yes/No)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Asset Summary Report
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 17)	Promissory Note, Amended Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Loan Rate (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (see Notes 17 and 18)	Promissory Note, Amended Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Monthly Trust Debt Service Payment (Initial) (see Notes 17 and 18)	Promissory Note, Amended Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service (Non-trust) (see Note 17)	Promissory Note, Amended Promissory Note, Note Splitter Agreement, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date/ARD Date (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Hyper Amortizing Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Loan Revised Rate Description	Promissory Note, Loan Agreement or Loan Modification Agreement
Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period- Late Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period- Default	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Sale	Promissory Note, Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Promissory Note, Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Promissory Note, Loan Agreement or Loan Modification Agreement
First Due Date (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Last IO Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First P&I Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 21)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 21)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A Page 8 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Notes 22 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (true / false) (see Notes 22 and 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Period (see Notes 22, 24 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 22, 24 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 22, 25 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 22, 26 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 22, 24 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 22, 24 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 22, 27 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 22, 27 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Notes 22, 26 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period (Payments) (see Notes 22 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Release Provisions (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Condominium Present?	Promissory Note, Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Ownership Interest (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($) (see Note 1)	Ground Lease, Ground Lease Estoppel or Ground Lease Analysis Schedule
Ground Lease Extension (Y/N) (see Note 1)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options (see Note 1)	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions (see Note 1)	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Promissory Note, Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Letter of Credit Balance	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Promissory Note, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Interest Rate (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Maturity Date (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents

Exhibit 2 to Attachment A Page 10 of 26

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

B Note Annual Payment (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 28)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 28)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 28)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Other Subordinate Debt Type (see Note 28)	Promissory Note, Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Future Debt Permitted? (Yes/No)	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement, Purchase and Sale Agreement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Transaction(s) if Previously Securitized (see Note 29)	Bloomberg Screenshot, Trepp Screenshot or Ginnie Mae Website

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Exhibit 2 to Attachment A Page 11 of 26

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Southcenter Mall	NAP	Fifth Largest Tenant Lease Expiration Annual Ground Lease Payment ($) Ownership Interest	1/31/2029 98,100.00 Fee Simple/Leasehold

CBM Portfolio	Courtyard Fresno Courtyard Philadelphia Devon	Ownership Interest Ground Lease Extension (Y/N) # of Ground Lease Extension Options Ground Lease Expiration Date after all Extensions	Leasehold Yes 1 12/28/2038

Property Commerce Portfolio	Baybrook Marketplace	Largest Tenant Lease Expiration	7/31/2024

510 East 14th Street	NAP	Appraisal FIRREA (Y/N)	Yes

Salt Flat Apartments	NAP	PML or SEL (%)	NAP
		Seismic Report Date	NAP
		Earthquake Insurance Required	No

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

Exhibit 2 to Attachment A Page 12 of 26

Notes: (continued)

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	650 Madison Avenue,
b.	405 E 4th Avenue,
c.	510 East 14th Street,
d.	243 West 54th Street and
e.	240 West Chapman Avenue,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit Description” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit Description” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that:

a.	Does not have the “Unit Description” characteristic as “SF,”
b.	Has the “General Property Type” characteristic as “Self Storage” or
c.	Has the “General Property Type” characteristic as “Mixed Use” and the “Detailed Property Type” characteristic contains one or more of “Multifamily,” “Self Storage” and/or “Hospitality.”

Exhibit 2 to Attachment A Page 13 of 26

Notes: (continued)

5. (continued)

For any mortgaged property on the Combined Data File with the “Unit Description” characteristic as “SF” (except for any mortgaged property on the Combined Data File for which b. or c. above applies), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” (except for any mortgaged property described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the mortgaged property identified on the Combined Data File as “405 E 4th Avenue,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “2/1/2020” for the “Occupancy Date” characteristic.

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraisal Value Type (As Is / As Stabilized / As Complete)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraisal value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date of Valuation” characteristics, respectively.

8.	For the purpose of comparing the “Environmental Phase II” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a phase II environmental report Source Document in the related loan file.

9.	For the purpose of comparing the “Environmental Phase II Report Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” if the “Environmental Phase II” characteristic on the Combined Data File is “No” and there is not a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 14 of 26

Notes: (continued)

10.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is an environmental insurance certificate Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

For the purpose of comparing the “Environmental Insurance Required (Y/N)” and “Blanket Insurance Policy (Yes/No)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the Mortgage Loans and/or mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any Mortgage Loan and/or mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in the preceding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

12.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

Exhibit 2 to Attachment A Page 15 of 26

Notes: (continued)

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $5 or less.

16.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and “RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for any Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values, as applicable, as shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A Page 16 of 26

Notes: (continued)

17.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “B Note Original Amount” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each, a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

650 Madison Avenue	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$110,000,000 $476,800,000 $213,200,000	Client Provided Schedule

1633 Broadway	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$110,000,000 $891,000,000 $249,000,000	Client Provided Schedule

Southcenter Mall	Mortgage Loan Companion Loan(s)	$55,000,000 $163,000,000	Promissory Notes

CBM Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$50,000,000 $348,000,000 $286,000,000	Client Provided Schedule

Staples Headquarters	Mortgage Loan Companion Loan(s)	$50,000,000 $40,000,000	Amended Promissory Notes and Loan Agreement

The Shoppes at Blackstone Valley	Mortgage Loan Companion Loan(s)	$40,000,000 $124,000,000	Amended Promissory Notes and Loan Agreement

Exhibit 2 to Attachment A Page 17 of 26

Notes: (continued)

17. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

805 Third Avenue	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$40,000,000 $110,000,000 $125,000,000	Client Provided Schedule

Parkmerced	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$32,500,000 $514,500,000 $953,000,000	Client Provided Schedule

White Oak Crossing	Mortgage Loan Companion Loan(s)	$32,000,000 $31,375,000	Client Provided Schedule

90 North Campus	Mortgage Loan Companion Loan(s)	$30,000,000 $50,000,000	Client Provided Schedule

Property Commerce Portfolio	Mortgage Loan Companion Loan(s)	$27,620,000 $30,000,000	Promissory Notes

Midland Atlantic Portfolio	Mortgage Loan Companion Loan(s)	$23,000,000 $22,000,000	Client Provided Schedule

Bellagio Hotel and Casino	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$20,000,000 $1,656,200,000 $1,333,800,000	Client Provided Schedule

405 E 4th Avenue	Mortgage Loan Companion Loan(s)	$20,000,000 $42,500,000	Client Provided Schedule

510 East 14th Street	Mortgage Loan Companion Loan(s)	$15,000,000 $70,000,000	Client Provided Schedule

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

Exhibit 2 to Attachment A Page 18 of 26

Notes: (continued)

17. (continued)

For the purpose of comparing the “Monthly Debt Service Payment” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” or “Interest Only, Then Amortizing – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File, and which also has “Actual/360” for the “Interest Accrual Method” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The interest rate for the related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A Page 19 of 26

Notes: (continued)

17. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for the Mortgage Loan identified on the Combined Data File as “Parkmerced” (the “Parkmerced Mortgage Loan”), which has “Interest Only” as the “Amortization Type,” as shown on the Combined Data File, and which also has “30/360” for the “Interest Accrual Method” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic as the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-Trust),” as shown on the Combined Data File,
b.	The interest rate for the related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	30/360.

For the purpose of comparing the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics for any Pari Passu Mortgage Loan with “Amortizing,” “Amortizing – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service (Non-trust)” characteristic.

Exhibit 2 to Attachment A Page 20 of 26

Notes: (continued)

18.	For the purpose of comparing the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment” and “Monthly Trust Debt Service Payment (Initial)” characteristics for the Parkmerced Mortgage Loan, which has the “Amortization Type” characteristic as “Interest Only” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “30/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” and “Monthly Trust Debt Service Payment (Initial)” characteristics as the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),”as shown on the Combined Data File, and
c.	30/360.

For the purpose of comparing the “Monthly Debt Service Payment” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” or “Interest Only, Then Amortizing – ARD” (each, a “Partial IO Loan”) (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Trust Debt Service Payment (Initial)” characteristic for any Partial IO Loan which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Trust Debt Service Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

19.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 21 of 26

Notes: (continued)

20.	For the purpose of comparing the “Maturity Date/ARD Date” characteristic for any Mortgage Loan on the Combined Data File with the “Hyper Amortizing Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

For the purpose of comparing the “First Due Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the “Lockbox” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

22.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

23.	For the purpose of comparing the “Prepayment Premium Indicator (true / false)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator (true / false)” characteristic.

Exhibit 2 to Attachment A Page 22 of 26

Notes: (continued)

24.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic (except for the Mortgage Loan identified on the Combined Data File as “The Shoppes at Blackstone Valley” (“The Shoppes at Blackstone Valley Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic (except for The Shoppes at Blackstone Valley Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Period,” “Lockout Expiration Date” and “Prepayment Lock Out End Date” characteristics.

For The Shoppes at Blackstone Valley Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “5/5/2029” and “05-05-2029” for the purpose of comparing the “Prepayment / Defeasance End Date” and “Prepayment Lock Out End Date” characteristics, respectively.

Exhibit 2 to Attachment A Page 23 of 26

Notes: (continued)

25.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

26.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

27.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A Page 24 of 26

Notes: (continued)

28.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the indicated characteristics only for any Mortgage Loan on the Combined Data File for which either:
a.	The promissory note, loan agreement, loan modification agreement and/or closing statement Source Documents describe the existence of any additional debt or
b.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, C-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For any Mortgage Loan on the Combined Data File with the “Mezzanine Debt Original Amount” characteristic value greater than zero (each, a “Mortgage Loan With Existing Mezzanine Debt”), the applicable Source Document(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with any Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for any Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Amount,” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Mezzanine Debt Interest Rate” characteristic for any Mortgage Loan With Existing Mezzanine Debt with more than one mezzanine loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s), weighted by the original principal balances of the related mezzanine loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 25 of 26

Notes: (continued)

28. (continued)

For any Mortgage Loan on the Combined Data File with the “B Note Original Amount” characteristic value greater than zero (each, a “Mortgage Loan With Subordinate Debt”), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the subordinate debt associated with any Mortgage Loan With Subordinate Debt except for the Parkmerced Mortgage Loan, which is described in the succeeding paragraph(s) of this Note) is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “B Note Annual Payment” characteristic for any Mortgage Loan With Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Original Amount,” as shown on the Combined Data File,
b.	The “B Note Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “B Note Interest Rate” characteristic for any Mortgage Loan With Subordinate Debt with more than one subordinate companion loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related subordinate companion loan(s), weighted by the original principal balances of the related subordinate companion loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “B Note Annual Payment” characteristic for the Parkmerced Mortgage Loan, which has the “Amortization Type” characteristic as “Interest Only” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “30/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” characteristic as the product of:

a.	The “B Note Original Amount,” as shown on the Combined Data File and
b.	The “B Note Interest Rate,” as shown on the Combined Data File.

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” as the value on the Combined Data File for each of the indicated characteristics.

For the purpose of comparing the:

a.	B Note Original Amount,
b.	B Note Interest Rate,
c.	B Note Maturity Date and
d.	B Note Annual Payment

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include all related subordinate companion loans.

Exhibit 2 to Attachment A Page 26 of 26

Notes: (continued)

29.	For the purpose of comparing the “Transaction(s) if Previously Securitized” characteristic for any Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

30.	For the purpose of comparing the indicated characteristics for the Mortgage Loan identified on the Combined Data File as “Southcenter Mall,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume the “Due Date” in October 2029 is the first day of the open period.

For the Mortgage Loan identified on the Combined Data File as “The Atrium” (“The Atrium Mortgage Loan”), the definition of “Prepayment Period” in the loan agreement Source Document contains the following footnote:

Per term sheet, could be changed to six (6) months if spread is increased by 5 basis points.

For the purpose of comparing the indicated characteristics for The Atrium Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the footnote language in the above description.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Appraisal Value Type (As Is / As Stabilized / As Complete)
Administrative Fee Rate (%)
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Reserve Adjusted Cut-off Date Loan Amount
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Companion Loan Original Balance (Non-trust)
Loan Status
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator (true / false)
Please Confirm Loan has been paid subject to its original terms and not modified through the end of the reporting period
AL_Hyper Amortizing Date
AL_Maturity Date
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Property Status Code
Defeased Status Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Year Built Number
Year Last Renovated
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.